Net Loss Per Share (Details) - Schedule of basic and diluted earnings per share (Parentheticals) - Class A Common Stock [Member] - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Schedule of Basic and Diluted Earnings Per Share [Abstract]
Basic and diluted weighted average number	6,122	5,826	5,975	5,817	19
Basic and diluted net loss available	$ (1.84)	$ (4.68)	$ (7.90)	$ (6.47)	$ (19.06)